SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
NBT BANCORP INC.
401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN#16-1268674 Plan #002
December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	Cash	Cash	**	$31,469
*	Schwab Value Advantage Money Fund	Money market fund	**	519
	Federated Hermes Capital Preservation Fund	Stable value fund	**	17,933,465
	American Funds New Perspective Fund	Mutual fund, 198,969 shares	**	14,035,242
	American Fund EUPAC Fund	Mutual fund, 125,302 shares	**	7,579,546
	Columbia Dividend Income Fund S	Mutual fund, 376,740 shares	**	13,660,606
	DFA Emerging Markets Portfolio Institutional	Mutual fund, 37,254 shares	**	1,383,225
	DFA US Sustainability Core 1 Portfolio	Mutual fund, 20,041 shares	**	1,049,761
	Dodge & Cox Income Fund	Mutual fund, 740,667 shares	**	9,517,569
	Fidelity Inflation Protected Bond Index Fund	Mutual fund, 76,406 shares	**	696,823
	Fidelity 500 Index Fund	Mutual fund, 193,452 shares	**	45,987,495
	T-Rowe Price Dividend Growth Fund	Mutual fund, 139,291 shares	**	11,364,716
	T-Rowe Price Growth Stock Fund	Mutual fund, 400,662 shares	**	43,087,176
	T-Rowe Price Mid Cap-Growth Fund	Mutual fund, 119,864 shares	**	11,655,580
	T-Rowe Price Retirement Balance Fund	Mutual fund, 110,543 shares	**	1,548,701
	T-Rowe Price Retirement 2010 Fund	Mutual fund, 84,112 shares	**	1,345,785
	T-Rowe Price Retirement 2020 Fund	Mutual fund, 899,776 shares	**	17,761,583
	T-Rowe Price Retirement 2030 Fund	Mutual fund, 1,997,972 shares	**	55,443,730
	T-Rowe Price Retirement 2040 Fund	Mutual fund, 1,359,620 shares	**	46,770,911
	T-Rowe Price Retirement 2050 Fund	Mutual fund, 1,606,807 shares	**	34,771,297
	T-Rowe Price Retirement 2060 Fund	Mutual fund, 486,037 shares	**	9,229,852
	T-Rowe Price Small-Capital Value Fund	Mutual fund, 174,660 shares	**	8,951,336
	Vanguard Balanced Index Fund Institutional	Mutual fund, 137,779 shares	**	7,138,315
	Vanguard Intermediate US Treasury	Mutual fund, 393,101 shares	**	3,954,595
	Vanguard Mid-Cap Index Fund Institutional	Mutual fund, 179,727 shares	**	14,266,742
	Vanguard Short Term Bond Index Fund Admiral	Mutual fund, 190,420 shares	**	1,968,946
*	NBT Bancorp Inc.	Common stock, 724,330 shares	**	30,074,182
*	Participant loans receivable	Interest rates – 4.25% – 10.00%	**	3,492,310
				$414,701,477

*Party-in-interest.
** Cost omitted for these participant directed investments.